FDIC Indemnification Asset (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of FDIC indemnification asset
FDIC Indemnification Asset, Beginning Balance	$ 66,282	$ 91,467
Increase due to acquisition of Failed Banks			137,316
Accretion on indemnification asset			736
Income on indemnification asset	10,728	10,968
Amortization on indemnification asset	(9,403)	(3,341)
Reimbursable losses claimed	(18,190)	(32,812)	(46,585)
FDIC Indemnification Asset, Ending Balance	$ 49,417	$ 66,282	$ 91,467